Pension and Other Benefit Programs - Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Defined Benefit Plan Disclosure [Line Items]
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component	$ (25)	$ 0
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	83	88	$ 350	$ 368	$ 318
Interest cost	145	123	489	447	458
Expected return on plan assets	(239)	(225)	(901)	(874)	(747)
Amortization of prior year service costs	3	3	13	12	14
Recognized net actuarial loss	64	87	348	405	242
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component	(27)	(12)
Net periodic benefit cost	56	76	299	358	285
Postretirement Medical Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	3	10	11	11
Interest cost	16	15	60	56	61
Expected return on plan assets	(14)	(13)	(53)	(49)	(45)
Amortization of prior year service costs	0	0	0	0	(1)
Recognized net actuarial loss	0	3	14	17	8
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component	2	5
Net periodic benefit cost	$ 4	$ 8	$ 31	$ 35	$ 34